Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	83 Months Ended	110 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuidePath Growth Allocation Fund Service Shares
Average Annual Return, Percent		5.04%	14.48%			7.75%
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuidePath Conservative Allocation Fund Service Shares
Average Annual Return, Percent		6.78%	7.19%			3.98%
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuidePath Tactical Allocation Fund Service Shares
Average Annual Return, Percent		4.59%	11.02%			6.52%
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuidePath Absolute Return Allocation Fund Service Shares
Average Annual Return, Percent		5.45%	2.10%			2.22%
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuidePath Multi-Asset Income Allocation Fund Service Shares
Average Annual Return, Percent		7.64%	7.88%			3.87%
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuidePath Flexible Income Allocation Fund Service Shares
Average Annual Return, Percent		5.02%	2.72%			2.36%
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuidePath Managed Futures Strategy Fund Service Shares
Average Annual Return, Percent		(16.97%)	3.93%		1.18%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuidePath Conservative Income Fund
Average Annual Return, Percent		4.50%	1.90%	1.69%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuidePath Income Fund
Average Annual Return, Percent		6.14%	0.07%	0.53%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuidePath Growth and Income Fund
Average Annual Return, Percent		9.14%	13.03%	7.72%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent	[1]	7.63%	15.71%			9.39%
S&P Target Risk Aggressive Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Aggressive Index
Average Annual Return, Percent		6.92%	12.66%			7.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[2]	4.88%	(0.40%)			1.46%
S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Conservative Index
Average Annual Return, Percent		5.96%	5.09%			4.28%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent	[3]	5.21%	2.69%			1.90%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		8.25%	18.59%			12.50%
S&P 500 Daily Risk Control 10% Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Daily Risk Control 10% Index
Average Annual Return, Percent		5.23%	10.09%			8.61%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	[4]	3.05%	(1.38%)			0.61%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.21%	2.69%			1.90%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	[5]	3.05%	(1.38%)			0.61%
Morningstar Multi-Asset High Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Multi-Asset High Income Index
Average Annual Return, Percent		6.05%	5.11%			2.54%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		7.63%	15.71%			9.39%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.88%	(0.40%)			1.46%
FT Wilshire 5000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Average Annual Return, Percent	[6]	7.11%	18.34%		14.31%
FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		5.21%	2.69%		2.07%
SG Trend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SG Trend Index
Average Annual Return, Percent		(12.86%)	6.26%		2.59%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[7]	4.88%	(0.40%)	1.71%
Bloomberg U.S. Treasury 1-3 Years Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury 1-3 Years Bond Index
Average Annual Return, Percent		5.42%	1.14%	2.01%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		4.88%	(0.40%)	1.71%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	S&P 500 Index**
Average Annual Return, Percent	[8]	8.25%	18.59%	13.35%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA High Dividend Yield Index
Average Annual Return, Percent		7.93%	13.58%	9.10%

[1]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[2]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[3]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[4]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[5]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[6]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[7]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[8]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.